Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Schedule of nature of relationships with related parties
Name	Relationship with the Company
Gangjiang Li	Chairman of the Board, Chief Executive Officer
Beijing Deran Technology Co., Ltd. (“Beijing Deran”)	Over which BaiJiaYun VIE owns 33.38% equity interest as of June 30, 2021, and 51% equity interest since March 24, 2022
Wuhan Qiyun Shilian Technology Co., Ltd. (“Wuhan Qiyun Shilian”)	Over which BaiJiaYun VIE owns 15% equity interest
Chengdu Baijiayun Shilian Technology Co., Ltd. (“Chengdu BJY Shilian”)	Controlled by Gangjiang Li before August 2021
Beijing Huatu Hongyang Education & Culture Co., Ltd. (“Beijing Huatu”)	A preferred shareholder of the Company
Jinan Zhongshi Huiyun Technology Co., Ltd. (formerly known as “Jinan Huiyun Quantum Technology Co., Ltd.”) (“Jinan Zhongshi Huiyun”)	Controlled by Gangjiang Li
Beijing Credit Chain Technology Co., Ltd. (“Beijing Credit Chain”)	Controlled by Qiong Ni, spouse of Gangjiang Li before April 19, 2022 and controlled by Gangjiang Li since April 19, 2022
Duo Duo International Limited	An ordinary shareholder of the Company
Shanghai Saimeite Software Technology Co., Ltd. (“Shanghai Saimeite”	Controlled by Gangjiang Li
Saimeite Software Technology Co., Ltd. (“Saimeite”)	Controlled by Gangjiang Li
Nanjing Shilian Technology Co., Ltd. (“Nanjing Shilian”)	Controlled by Gangjiang Li
Nanjing Jiashilian Venture Capital Center (Limited Partnership) (“Nanjing Jiashilian VC”)	Controlled by Gangjiang Li
Beijing Jiani Jiarui Consulting Management Center (Limited Partnership) (“Beijing Jiani Jiarui”)	Controlled by Gangjiang Li
Beijing Xinda Kechuang Technology Co., Ltd. (“Beijing Xinda Kechuang”)	Controlled by Gangjiang Li
Beijing Xiaodu Mutual Entertainment Technology Co., Ltd. (“Beijing Xiaodu”)	A 7.13% shareholder of the VIE before September 2020

Schedule of transactions with related parties
	For the Years Ended June 30,
	2022	2021	2020
Beijing Huatu	$1,485,054	$1,163,752	$2,110,589
Shanghai Saimeite	79,694	—	—
Beijing Xiaodu	—	—	1,622,267
Nanjing Shilian	—	—	336,386
	$1,564,748	$1,163,752	$4,069,242
	For the Years Ended June 30,
	2022	2021	2020
Jinan Zhongshi Huiyun	$3,345	$—	$—
Beijing Deran	—	2,005	—
Wuhan BaiJiaShiLian(1)	—	—	427
	$3,345	$2,005	$427

(1)      The Company acquired Wuhan BaiJiaShiLian in September 2021. Before the acquisition, Wuhan BaiJiaShiLian was a subsidiary of Jinan Zhongshi Huiyun.

Schedule of balances with related parties
	June 30, 2022	June 30, 2021
Accounts Receivable – related party
Shanghai Saimeite	$95,549	$—
	$95,549	$—

Prepayments – related party
Jinan Zhongshi Huiyun	$313,678	$328,755
	$313,678	$328,755

Advance from customers – related parties
Beijing Huatu	$254,113	$1,706,224
Saimeite	14,792	—
	$268,905	$1,706,224

Due from related parties(5)
Wuhan Qiyun Shilian(1)	$89,578	$464,641
Chengdu BJY Shilian	—	97,575
Beijing Huatu	—	1,581
	$89,578	$563,797

Due to related parties(5)
Gangjiang Li(2)	$10,000,000	$100,304
Beijing Credit Chain(3)	1,492,961	—
Duo Duo International Limited(4)	1,500,000	—
Beijing Deran	—	387,975
	$12,992,961	$488,279
Deferred revenue – related party
Beijing Huatu	$63,911	$180,779
	$63,911	$180,779

(1)      In February 2021, BaiJiaYun VIE made an interest-free loan of $453,028 to Wuhan Qiyun Shilian to support its working capital as the related party just commenced its operations. The loan was originally payable in February 2022 and was extended to February 2023 subsequently. The loan was fully collected as of July 22, 2022. In addition, in March 2022, the Company entered into a line of credit agreement with Wuhan Qiyun Shilian under which Wuhan Qiyun Shilian may borrow an aggregate of approximately $0.3 million (or RMB2 million) for working capital needs. Borrowings under the line of credit are non-secured and interest-free. No amount is currently outstanding under the line of credit as of June 30, 2022.

(2)      In July 2021, the Company borrowed $2.1 million from Gangjiang Li. The borrowing is non-secured, interest-free and due on December 31, 2021. The borrowing is repaid in full in December 2021. In January 2022, the Company borrowed $10 million from Gangjiang Li. The borrowing is non-secured, interest-free and due on January 28, 2022. The borrowing is repaid in full in January 2022. In April 2022, the Company borrowed $10 million from Gangjiang Li. The borrowing is non-secured, interest-free and due on December 31, 2022. The borrowing is repaid in full in July 2022.

(3)      In April 2022, the Company borrowed approximately $1.5 million (or RMB10 million) from Beijing Credit Chain. The borrowing is non-secured, interest-free and due on July 31, 2022. The borrowing is repaid in full in July 2022.

(4)      In February 2022, the Company borrowed $4 million from Duo Duo international Limited and its shareholder, Xin Zhang. The borrowing is non-secured, interest-free and due on February 28, 2023. The borrowing is repaid in full in February 2022. In April 2022, the Company borrowed $1.5 million from Duo Duo International Limited. The borrowing is non-secured, interest-free and due on July 31, 2022. The borrowing is repaid in full in October 2022.

(5)      Represented the outstanding loans to or loan from these related parties as of June 30, 2022 and 2021. These borrowings are non-secured and interest-free. The Company also conducted the following borrowings and lending transactions with related parties: